Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table illustrates certain information about executive compensation for our CEO and other NEOs as well as certain performance measures against which compensation information can be compared. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K of the Exchange Act and does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used compensation actually paid as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 39 to 56 for a discussion of our executive compensation program, its objectives, and the ways in which we align executive compensation with Company performance.
Year	Summary Compensation Table Total for CEO — Mr. Calantzopoulos ($)(1)(2)	Summary Compensation Table Total for CEO — Mr. Olczak ($)(1)(2)	Compensation Actually Paid to CEO — Mr. Calantzopoulos ($)(2)(4)	Compensation Actually Paid to CEO — Mr. Olczak ($)(2)(4)	Average Summary Compensation Table Total for Other NEOs ($)(1)(3)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions $)(6)	Adjusted Diluted EPS, 1-year Growth(7)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)
2023	n/a	25,480,514	n/a	22,401,770	8,620,777	6,951,996	$138.5	$118.0	8,268	11.0%
2022	n/a	15,775,108	n/a	24,410,701	5,426,181	7,848,730	$141.0	$119.9	9,527	10.1%
2021	15,349,110	10,557,568	30,404,029	15,485,410	5,433,435	7,491,440	$125.5	$123.7	9,710	15.4%
2020	21,936,798	n/a	19,391,601	n/a	10,447,764	7,470,429	$103.9	$107.0	8,592	7.2%

(1)
The Summary Compensation Table Total amounts can be found on page 58. For those NEOs in previous years who were no longer NEOs for 2023, the respective amounts can be found in our 2022 and 2021 proxy statements.

(2)
Mr. Calantzopoulos served as the Company’s CEO during the covered period until May 2021 when Mr. Olczak was appointed as our CEO.

(3)
Our NEOs other than the CEO for each of the covered fiscal years are as follows:

2023	E. Babeau, F. de Wilde, S. Kennedy, S. Volpetti, D. Azinovic
2022	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti
2021	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti, J. Insuasty, M. King
2020	J. Olczak, E. Babeau, M. King, F. de Wilde, S. Volpetti, M. Firestone, M. Zielinski
(4)
The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2023	Mr. Olczak	25,480,514	6,055,916	3,129,698	13,225,739	13,070,215	(1,370,406)	0	76,251	1,297,153	22,401,770
	Average other NEOs	8,620,777	2,651,004	772,127	2,529,997	2,350,914	(304,881)	153,072	24,956	516,032	6,951,996
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
2020	Mr. Calantzopoulos	21,936,798	4,857,081	2,651,169	12,024,210	13,872,491	(3,220,211)	0	(188,212)	1,220,857	19,391,601
	Average other NEOs	10,447,764	3,966,343	894,828	3,579,539	3,810,785	(513,023)	276,341	(141,487)	241,103	7,470,429
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)
Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2020 and December 31, 2021 and to Item 8, Note 14 for the fiscal years ended December 31, 2022 and December 31, 2023.

(b)
The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock for awards under the 2017 Performance Incentive Plan and closing price of PMI stock for awards under the 2022 Performance Incentive Plan at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

(5)
The Peer Group is described on page 54, which is the same PMI Peer Group reported in the performance graph found in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ending December 31, 2023. There have been no changes to the PMI Peer Group during the covered period. The amounts compare the cumulative total shareholder return of PMI’s common stock with the cumulative total shareholder return for the same period of PMI’s Peer Group. The calculation assumes the investment of $100 as of December 31, 2019, in PMI common stock and the PMI Peer Group index as of the market close and reinvestment of dividends on a quarterly basis.

(6)
PMI’s Net Income is reported as “net earnings” in Item 8 of the Company’s Annual Report on Form 10-K for the fiscal years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.

(7)
Currency neutral adjusted diluted EPS growth rate has been chosen as our Company Selected Measure, out of the performance measures in the tabular list set forth below, because of its weight and impact on PSUs. Adjusted diluted EPS growth over 3-year period is one of the metrics used in our long-term Equity Award program, under performance-based PSUs. In accordance with regulatory guidance, the measure presented in the table covers 1-year growth. For the definition of adjusted diluted EPS see the Glossary of Terms in Exhibit C.

Company Selected Measure Name			Adjusted Diluted EPS, 1-year Growth
Named Executive Officers, Footnote
(2)
Mr. Calantzopoulos served as the Company’s CEO during the covered period until May 2021 when Mr. Olczak was appointed as our CEO.

(3)
Our NEOs other than the CEO for each of the covered fiscal years are as follows:

2023	E. Babeau, F. de Wilde, S. Kennedy, S. Volpetti, D. Azinovic
2022	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti
2021	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti, J. Insuasty, M. King
2020	J. Olczak, E. Babeau, M. King, F. de Wilde, S. Volpetti, M. Firestone, M. Zielinski

Peer Group Issuers, Footnote
(5)
			The Peer Group is described on page 54, which is the same PMI Peer Group reported in the performance graph found in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ending December 31, 2023. There have been no changes to the PMI Peer Group during the covered period. The amounts compare the cumulative total shareholder return of PMI’s common stock with the cumulative total shareholder return for the same period of PMI’s Peer Group. The calculation assumes the investment of $100 as of December 31, 2019, in PMI common stock and the PMI Peer Group index as of the market close and reinvestment of dividends on a quarterly basis
Adjustment To PEO Compensation, Footnote
(4)
The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2023	Mr. Olczak	25,480,514	6,055,916	3,129,698	13,225,739	13,070,215	(1,370,406)	0	76,251	1,297,153	22,401,770
	Average other NEOs	8,620,777	2,651,004	772,127	2,529,997	2,350,914	(304,881)	153,072	24,956	516,032	6,951,996
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
2020	Mr. Calantzopoulos	21,936,798	4,857,081	2,651,169	12,024,210	13,872,491	(3,220,211)	0	(188,212)	1,220,857	19,391,601
	Average other NEOs	10,447,764	3,966,343	894,828	3,579,539	3,810,785	(513,023)	276,341	(141,487)	241,103	7,470,429
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)
Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2020 and December 31, 2021 and to Item 8, Note 14 for the fiscal years ended December 31, 2022 and December 31, 2023.

(b)
The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock for awards under the 2017 Performance Incentive Plan and closing price of PMI stock for awards under the 2022 Performance Incentive Plan at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

Non-PEO NEO Average Total Compensation Amount			$ 8,620,777	$ 5,426,181	$ 5,433,435	$ 10,447,764
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,951,996	7,848,730	7,491,440	7,470,429
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2023	Mr. Olczak	25,480,514	6,055,916	3,129,698	13,225,739	13,070,215	(1,370,406)	0	76,251	1,297,153	22,401,770
	Average other NEOs	8,620,777	2,651,004	772,127	2,529,997	2,350,914	(304,881)	153,072	24,956	516,032	6,951,996
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
2020	Mr. Calantzopoulos	21,936,798	4,857,081	2,651,169	12,024,210	13,872,491	(3,220,211)	0	(188,212)	1,220,857	19,391,601
	Average other NEOs	10,447,764	3,966,343	894,828	3,579,539	3,810,785	(513,023)	276,341	(141,487)	241,103	7,470,429
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)
Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2020 and December 31, 2021 and to Item 8, Note 14 for the fiscal years ended December 31, 2022 and December 31, 2023.

(b)
The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock for awards under the 2017 Performance Incentive Plan and closing price of PMI stock for awards under the 2022 Performance Incentive Plan at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular list of measures
As required by SEC rules, we have listed below the financial and non-financial performance measures that we consider to be the most important performance measures used to link compensation actually paid to our CEO and other NEOs for the most recently completed fiscal year to company performance. In selecting the below measures we considered the metrics used under our Incentive Compensation and Equity Awards Programs and prioritized those with highest weight and impact on compensation actually paid for 2023. Further information on the use of the below measures in our performance-based compensation programs can be found in Compensation Discussion and Analysis section on pages 47-52.
•
Adjusted Diluted EPS (CAGR, ex-currency growth)

•
Smoke-Free (HTU) Shipment Volume

•
Adjusted Net Revenues, % Growth on organic basis

•
Operating Cash Flow, % Growth ex-currency

•
RRP & Other Non-Combustible Products Net Revenues / Total Adjusted Net Revenues

•
TSR Performance (relative to peer group)

•
Absolute TSR

Total Shareholder Return Amount			$ 138.5	141	125.5	103.9
Peer Group Total Shareholder Return Amount			118	119.9	123.7	107
Net Income (Loss)			$ 8,268	$ 9,527	$ 9,710	$ 8,592
Company Selected Measure Amount			11	10.1	15.4	7.2
PEO Name	Mr. Calantzopoulos	Mr. Olczak	Mr. Olczak	Mr. Olczak		Mr. Calantzopoulos
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Diluted EPS (CAGR, ex-currency growth)
Non-GAAP Measure Description
(7)
Currency neutral adjusted diluted EPS growth rate has been chosen as our Company Selected Measure, out of the performance measures in the tabular list set forth below, because of its weight and impact on PSUs. Adjusted diluted EPS growth over 3-year period is one of the metrics used in our long-term Equity Award program, under performance-based PSUs. In accordance with regulatory guidance, the measure presented in the table covers 1-year growth. For the definition of adjusted diluted EPS see the Glossary of Terms in Exhibit C.

Measure:: 2
Pay vs Performance Disclosure
Name			Smoke-Free (HTU) Shipment Volume
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Net Revenues, % Growth on organic basis
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Cash Flow, % Growth ex-currency
Measure:: 5
Pay vs Performance Disclosure
Name			RRP & Other Non-Combustible Products Net Revenues / Total Adjusted Net Revenues
Measure:: 6
Pay vs Performance Disclosure
Name			TSR Performance (relative to peer group)
Measure:: 7
Pay vs Performance Disclosure
Name			Absolute TSR
Mr. Olczak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 25,480,514	$ 15,775,108	$ 10,557,568
PEO Actually Paid Compensation Amount			22,401,770	24,410,701	15,485,410
Mr. Olczak [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,055,916)	0	(781,194)
Mr. Olczak [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,129,698	4,458,977	1,008,654
Mr. Olczak [Member] | Amount deducted for Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,225,739)	(9,751,292)	(4,713,468)
Mr. Olczak [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,070,215	10,300,776	6,607,423
Mr. Olczak [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,370,406)	1,864,468	2,269,335
Mr. Olczak [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Mr. Olczak [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,251	913,331	124,847
Mr. Olczak [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,297,153	849,333	412,245
Mr. Calantzopoulos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					15,349,110	$ 21,936,798
PEO Actually Paid Compensation Amount					30,404,029	19,391,601
Mr. Calantzopoulos [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(4,857,081)
Mr. Calantzopoulos [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,669,036	2,651,169
Mr. Calantzopoulos [Member] | Amount deducted for Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,331,239)	(12,024,210)
Mr. Calantzopoulos [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					17,286,561	13,872,491
Mr. Calantzopoulos [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					6,755,580	(3,220,211)
Mr. Calantzopoulos [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
Mr. Calantzopoulos [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					423,089	(188,212)
Mr. Calantzopoulos [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,251,892	1,220,857
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,651,004)	(100,985)	(236,975)	(3,966,343)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			772,127	630,261	439,187	894,828
Non-PEO NEO | Amount deducted for Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,529,997)	(2,717,273)	(2,544,006)	(3,579,539)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,350,914	2,870,426	3,357,205	3,810,785
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(304,881)	1,033,698	735,550	(513,023)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			153,072	0	24,478	276,341
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,956	414,918	95,123	(141,487)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 516,032	$ 291,504	$ 187,443	$ 241,103